Customer Accounts	12 Months Ended
Sep. 30, 2018
Banking and Thrift [Abstract]
Customer Accounts
CUSTOMER ACCOUNTS

The following tables provide the composition of the Company's customer accounts, including time deposits.

	September 30, 2018			September 30, 2017
	Deposit Account Balance	As a % of Total Deposits	Weighted Average Rate	Deposit Account Balance	As a % of Total Deposits	Weighted Average Rate
($ in thousands)
Non-interest checking	$1,401,226	12.4%	—%	$1,258,274	11.6%	—%
Interest checking	1,778,520	15.6	0.50	1,760,821	16.3	0.23
Savings	836,501	7.3	0.11	888,881	8.2	0.11
Money market	2,566,096	22.5	0.65	2,453,182	22.6	0.19
Time deposits	4,804,803	42.2	1.50	4,473,850	41.3	1.09
Total	$11,387,146	100%	0.87%	$10,835,008	100%	0.54%

Time deposits by rate band are as follows:	September 30, 2018	September 30, 2017
	(In thousands)
Time deposit accounts
Less than 1.00%	$629,589	$2,204,756
1.00% to 1.99%	3,761,543	2,099,841
2.00% to 2.99%	413,671	169,253
Total time deposits	$4,804,803	$4,473,850

Time deposits by maturity band are as follows:	September 30, 2018	September 30, 2017
	(In thousands)
Within 1 year	$2,800,978	$2,553,712
1 to 2 years	1,335,242	975,351
2 to 3 years	296,238	386,763
Over 3 years	372,345	558,024
	$4,804,803	$4,473,850

Customer accounts over $250,000 totaled $3,088,231,000 as of September 30, 2018, and $2,674,914,000 as of September 30, 2017.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2018	2017	2016
	(In thousands)
Checking accounts	$6,072	$2,721	$1,491
Savings accounts	920	978	734
Money market accounts	7,788	3,592	3,285
Time deposit accounts	58,468	45,256	47,425
	73,248	52,547	52,935
Less early withdrawal penalties	(756)	(524)	(450)
	$72,492	$52,023	$52,485

Weighted average interest rate at end of year	0.87%	0.54%	0.50%
Weighted daily average interest rate during the year	0.65%	0.49%	0.50%